American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2065 Portfolio
October 31, 2021

One Choice Blend+ 2065 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.8%
Avantis U.S. Equity Fund G Class	10,278	156,839
Avantis U.S. Small Cap Value Fund G Class	880	13,955
Focused Dynamic Growth Fund G Class	1,586	103,900
NT Focused Large Cap Value Fund G Class	7,680	103,137
NT Heritage Fund G Class	1,376	24,988
NT Mid Cap Value Fund G Class	1,629	24,746
Small Cap Growth Fund G Class	474	14,002
		441,567
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	1,482	19,142
Avantis International Equity Fund G Class	4,550	57,103
Focused International Growth Fund G Class	1,487	32,128
Non-U.S. Intrinsic Value Fund G Class	3,030	31,908
NT Emerging Markets Fund G Class	1,931	28,580
NT Global Real Estate Fund G Class	1,401	19,114
NT International Small-Mid Cap Fund G Class	799	13,074
		201,049
Domestic Fixed Income Funds — 7.3%
Avantis Core Fixed Income Fund G Class	3,878	38,547
Inflation-Adjusted Bond Fund G Class	270	3,548
NT High Income Fund G Class	979	9,776
		51,871
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	503	5,264
Global Bond Fund G Class	1,361	14,266
		19,530
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $676,442)		714,017
OTHER ASSETS AND LIABILITIES†		10
TOTAL NET ASSETS — 100.0%		$714,027

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$133	$28	$11	$7	$157	10	—	—
Avantis U.S. Small Cap Value Fund	12	2	1	1	14	1	—	—
Focused Dynamic Growth Fund	87	18	7	6	104	2	—	—
NT Focused Large Cap Value Fund	88	22	8	1	103	8	—	$1
NT Heritage Fund	21	4	1	1	25	1	—	—
NT Mid Cap Value Fund	21	6	2	—	25	2	—	—
Small Cap Growth Fund	12	2	1	1	14	—	—	—
Avantis Emerging Markets Equity Fund	16	5	2	—	19	1	—	—
Avantis International Equity Fund	49	11	4	1	57	5	$(1)	—
Focused International Growth Fund	28	6	2	—	32	1	—	—
Non-U.S. Intrinsic Value Fund	27	7	3	1	32	3	—	—
NT Emerging Markets Fund	24	7	2	—	29	2	—	—
NT Global Real Estate Fund	16	3	1	1	19	1	—	—
NT International Small-Mid Cap Fund	12	2	1	—	13	1	—	—
Avantis Core Fixed Income Fund	33	10	4	(1)	38	4	—	—
Inflation-Adjusted Bond Fund	3	1	—	—	4	—	—	—
NT High Income Fund	8	3	1	—	10	1	—	—
Emerging Markets Debt Fund	5	1	1	—	5	1	—	—
Global Bond Fund	12	3	1	—	14	1	—	—
	$607	$141	$53	$19	$714	45	$(1)	$1
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.